VANECK STEEL ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 99.9%
Australia : 10.8%
Rio Tinto Plc (ADR) 136,713 $ 9,729,864
Underline
Brazil : 17.4%
Cia Siderurgica Nacional SA
(ADR) † 1,677,280 4,008,699
Gerdau SA (ADR) 1,099,937 3,849,779
Vale SA (ADR) 665,651 7,774,804
15,633,282
Canada : 1.1%
Algoma Steel Group, Inc.
(USD) † 99,611 1,019,021
Underline
Luxembourg : 5.2%
ArcelorMittal SA (USD) † 176,842 4,643,871
Underline
Netherlands : 9.4%
Tenaris SA (ADR) 140,568 4,468,657
Ternium SA (ADR) 107,443 3,965,721
8,434,378
South Korea : 4.6%
POSCO Holdings, Inc. (ADR) 59,244 4,146,488
Underline
United States : 51.4%
ATI, Inc. * 59,942 4,010,719
Carpenter Technology Corp. 25,866 4,127,696
Cleveland-Cliffs, Inc. * 313,869 4,008,107
Commercial Metals Co. 72,018 3,958,109
Gibraltar Industries, Inc. * 29,158 2,039,019
Metallus, Inc. * 41,576 616,572
Number
of Shares Value
United States (continued)
Nucor Corp. 34,806 $ 5,232,734
Olympic Steel, Inc. 21,300 830,700
Radius Recycling, Inc. 26,633 493,776
Reliance, Inc. 14,678 4,245,025
Ryerson Holding Corp. 31,763 632,402
Steel Dynamics, Inc. 35,974 4,535,602
SunCoke Energy, Inc. 80,448 698,289
United States Steel Corp. † 102,313 3,614,718
Universal Stainless & Alloy
Products, Inc. * 26,513 1,024,197
Warrior Met Coal, Inc. † 69,429 4,436,513
Worthington Steel, Inc. 48,207 1,639,520
46,143,698
Total Common Stocks
(Cost: $99,468,783) 89,750,602
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.2%
Money Market Fund: 1.2%
(Cost: $1,072,103)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 1,072,103 1,072,103
Total Investments: 101.1%
(Cost: $100,540,886) 90,822,705
Liabilities in excess of other assets: (1.1)% (1,017,166)
NET ASSETS: 100.0% $ 89,805,539
Definitions:
ADR American Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $9,863,963.
* Non-income producing